FAIR VALUE MEASUREMENTS - Additional information (Details) - ADARA ACQUISITION CORP - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Transfers out of Level 3	$ 0
Public Warrants
FAIR VALUE MEASUREMENTS
Transfer to Level 1		$ 3,852,500
Private Placement Warrants
FAIR VALUE MEASUREMENTS
Transfer to Level 2		$ 2,197,800